Cover	May 04, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2022
Entity File Number	1-12471
Entity Registrant Name	THE ARENA GROUP HOLDINGS, INC.
Entity Central Index Key	0000894871
Entity Tax Identification Number	68-0232575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Vesey Street
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	321-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AREN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	225 Liberty Street
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281